Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2015 item customer	Dec. 31, 2014 item customer	Dec. 31, 2013 item customer
Requirement for telecommunications services | Bandwidth and server custody service provider
Concentrations and Risks
Total number of telecommunications service providers	14	13	13
Number of service providers provided by 10% or more of the Group's bandwidth and server custody expenditure	3	3	3
Concentration risk (as a percent)	83.00%	90.20%	91.90%
Requirement for telecommunications services | Bandwidth and server custody service provider | Minimum
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Accounts receivable | Credit risk
Concentrations and Risks
Number of customers | customer		0
Number of distribution channel	1	0
Accounts receivable | Credit risk | Distribution channel A
Concentrations and Risks
Concentration risk (as a percent)	35.90%
Accounts receivable | Credit risk | Minimum
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%
Accounts receivable | Credit risk | Maximum | Distribution channel A
Concentrations and Risks
Concentration risk (as a percent)		10.00%
Total revenues | Major Customers
Concentrations and Risks
Number of customers | customer	0	0	0
Total revenues | Major Customers | Minimum
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Total net game revenues | Self-developed Massively Multi-player Online Role-playing Games
Concentrations and Risks
Concentration risk (as a percent)	91.10%	91.40%	90.90%
Total net game revenues | Mobile Games
Concentrations and Risks
Concentration risk (as a percent)	45.70%	8.00%	0.00%
Short-term investments. | Credit risk | Minimum
Concentrations and Risks
Effective yields of held-to-maturity investments and other short-term investments	2.60%
Short-term investments. | Credit risk | Maximum
Concentrations and Risks
Effective yields of held-to-maturity investments and other short-term investments	5.30%